Debt Securities in Issue	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Debt Securities in Issue
20	DEBT SECURITIES IN ISSUE
Debt securities in issue at March 31, 2025 and 2024 consisted of the following:

		At March 31,
	Interest rate	2025	2024
		(In millions)
SMFG:
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2024-2052	0.95%-6.77%	¥7,204,601	¥6,731,140
Unsubordinated bonds, payable in euros, due 2024-2033	0.30%-4.49%	799,166	859,262
Unsubordinated bonds, payable in Japanese yen, due 2026-2033	0.55%-1.47%	260,000	259,606
Unsubordinated bonds, payable in Australian dollars, due 2024-2028	3.40%-5.60%	52,553	115,540
Unsubordinated bonds, payable in Hong Kong dollars, due 2028	3.54%	5,589	5,438
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2034	0.47%-1.95%	701,064	697,439
Subordinated bonds, payable in United States dollars, due 2024-2044	2.14%-6.18%	493,492	666,755

Total SMFG		9,516,465	9,335,180

SMBC:
Commercial paper	2.42%-5.68%	1,819,529	1,549,515
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2024-2045	3.30%-6.90%	281,872	356,558
Unsubordinated bonds, payable in Australian dollars, due 2025-2027	3.67%-4.80%	5,838	15,855
Unsubordinated bonds, payable in Hong Kong dollars, due 2025-2028	2.92%-4.16%	21,667	14,192
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2026	2.17%-2.21%	59,998	59,998

Total SMBC		2,188,904	1,996,118

Other subsidiaries:
Commercial paper	0.00%-7.97%	1,751,568	1,774,890
Unsubordinated bonds:
Unsubordinated bonds, payable in Japanese yen, due 2024-2050	0.01%-7.20%	84,114	106,216
Unsubordinated bonds, payable in United States dollars, due 2024-2037	0.01%-4.68%	8,606	162,395
Unsubordinated bonds, payable in euros, due 2025-2030	0.01%-3.60%	566,906	489,689
Unsubordinated bonds, payable in Indonesian rupiah, due 2024-2030	6.35%-9.25%	33,651	11,204
Unsubordinated bonds, payable in Australian dollars, due 2027-2028	0.01%-0.75%	250	313
Unsubordinated bonds, payable in Indian rupee, due 2024-2033	5.52%-9.60%	216,951	179,079
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,682,046	2,743,786

Total debt securities in issue		¥14,387,415	¥14,075,084

Interest rates represent the contractual interest rates that were applied at March 31, 2025 and 2024, and thus do not represent the actual effective interest rates.

The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2025 and 2024.

	For the fiscal year ended March 31,
	2025	2024
	(In millions)
Subordinated bonds at beginning of period (1)	¥1,444,192	¥1,113,750
Cash flows:
Proceeds from issuance of subordinated bonds	252,506	274,551
Redemption of subordinated bonds	(439,941)	—
Non-cash changes:
Foreign exchange translations	(5,117)	76,999
Others	22,914	(21,108)

Subordinated bonds at end of period (1)	¥1,274,554	¥1,444,192

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.